Investments (Maturity of Fixed Maturity Securities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis
One Year or Less, Amortized Cost Basis	$ 363
One Year or Less, Amortized Cost Basis, Percent of Total	13.00%
After One Through Five Years, Amortized Cost Basis	1,845
After One Through Five Years, Amortized Cost Basis, Percent of Total	64.00%
After Five Through Ten Years, Amortized Cost Basis	559
After Five through Ten Years, Amortized Cost Basis, Percent of Total	19.00%
After Ten Years, Amortized Cost Basis	5
After Ten Years, Amortized Cost Basis, Percent of Total	0.00%
Mortgage backed Asset backed Securities, Amortized Cost Basis	105
Mortgage backed Asset backed Securities, Amortized Cost Basis, Percent of Total	4.00%
Available-for-sale Securities, Amortized Cost Basis	2,877
Available-for-sale Securities, Amortized Cost Basis, Total Percent of Total	100.00%
Available-for-sale Securities, Debt Maturities, Subject to Call, Amortized Cost	1,572
Available for Sale Securities, Debt Maturities, Subject to Call, Amortized Cost, Percent of Total	55.00%
Available-for-sale Securities, Debt Maturities, Fair Value
One Year or Less, Fair Value	368
One Year or Less, Fair Value, Percent of Total	12.00%
After One Through Five Years, Fair Value	1,906
After One Through Five Years, Fair Value, Percent of Total	65.00%
After Five Through Ten Years, Fair Value	571
After Five Through Ten Years, Fair Value, Percent of Total	19.00%
After Ten Years, Fair Value	5
After Ten Years, Fair Value, Percent of Total	0.00%
Mortgage-backed/Asset-backed Securities, Fair Value Disclosure	109
Mortgage-backed/Asset-backed, Fair Value, Percent of Total	4.00%
Available-for-sale Securities, Fair Value	2,959	3,140
Available-for-sale Securities, Fair Value, Total Percent of Total	100.00%
Available-for-sale Securities, Debt Maturities, Subject to Call, Fair Value	1,606
Available-for-sale Securities, Debt Maturities, Subject to Call, Fair Value, Percent of Total	54.00%
Fixed maturity securities with make-whole call provision
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis
Available-for-sale Securities, Debt Maturities, Subject to Call, Amortized Cost	$ 1,209	$ 1,236